VIRTUS Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.7%
Real Estate Investment Trusts—97.7%
Data Centers—13.3%
Digital Realty Trust, Inc.	32,625	$ 5,280
Equinix, Inc.	10,367	9,202
		14,482

Gaming REITs—3.9%
Gaming & Leisure Properties, Inc.	54,650	2,812
VICI Properties, Inc. Class A	42,567	1,418
		4,230

Health Care—14.0%
Healthpeak Properties, Inc.	30,865	706
Sabra Health Care REIT, Inc.	145,400	2,706
Ventas, Inc.	75,275	4,827
Welltower, Inc.	54,990	7,040
		15,279

Industrial/Office—17.9%
Industrial—13.7%
Americold Realty Trust, Inc.	41,700	1,179
Prologis, Inc.	84,876	10,718
Rexford Industrial Realty, Inc.	60,425	3,040
		14,937

Office—4.2%
BXP, Inc.	20,400	1,641
Cousins Properties, Inc.	39,850	1,175
Vornado Realty Trust	45,185	1,780
		4,596

Total Industrial/Office		19,533

Lodging/Resorts—2.9%
Host Hotels & Resorts, Inc.	74,474	1,311
Ryman Hospitality Properties, Inc.	17,330	1,858
		3,169

Residential—13.3%
Apartments—8.2%
AvalonBay Communities, Inc.	23,559	5,307
Essex Property Trust, Inc.	9,265	2,737
Mid-America Apartment Communities, Inc.	5,385	856
		8,900

Manufactured Homes—1.8%
Sun Communities, Inc.	14,742	1,992
Single Family Homes—3.3%
American Homes 4 Rent Class A	94,500	3,628
Total Residential		14,520

Retail—17.2%
Free Standing—5.1%
Essential Properties Realty Trust, Inc.	87,400	2,985
	Shares	Value

Retail—continued
Free Standing—continued
Realty Income Corp.	41,270	$ 2,617
		5,602

Regional Malls—4.9%
Simon Property Group, Inc.	31,716	5,361
Shopping Centers—7.2%
Brixmor Property Group, Inc.	114,642	3,194
Kimco Realty Corp.	126,770	2,943
Phillips Edison & Co., Inc.	43,985	1,659
		7,796

Total Retail		18,759

Self Storage—7.8%
CubeSmart	60,730	3,269
Public Storage	14,595	5,311
		8,580

Specialty—5.5%
Iron Mountain, Inc.	37,730	4,484
Lamar Advertising Co. Class A	11,200	1,496
		5,980

Telecommunications REITs—1.9%
American Tower Corp.	9,060	2,107
Total Common Stocks (Identified Cost $71,122)		106,639

Total Long-Term Investments—97.7% (Identified Cost $71,122)		106,639

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(1)	1,369,023	1,369
Total Short-Term Investment (Identified Cost $1,369)		1,369

TOTAL INVESTMENTS—98.9% (Identified Cost $72,491)		$108,008
Other assets and liabilities, net—1.1%		1,151
NET ASSETS—100.0%		$109,159

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$106,639	$106,639
Money Market Mutual Fund	1,369	1,369
Total Investments	$108,008	$108,008
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Real Estate Securities Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Series’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual Financials.
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